UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 10407

Master PortfolioTrust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:	Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

SMASh SERIES C PORTFOLIO

FORM N-Q
JANUARY 31, 2009

SMASh Series C Portfolio

Schedule of Investments (unaudited)	January 31, 2009

Face
Amount	Security	Value
CORPORATE BONDS & NOTES — 89.5%
CONSUMER DISCRETIONARY — 6.4%
Media — 5.4%
$400,000	Comcast Corp., 6.400% due 5/15/38	$383,010
290,000	Reed Elsevier Capital Inc., Senior Notes, 8.625% due 1/15/19	291,320
	Time Warner Cable Inc.:
1,080,000	5.850% due 5/1/17	1,005,054
340,000	Debenture, 7.300% due 7/1/38	354,663
	Total Media	2,034,047
Multiline Retail — 1.0%
450,000	Federated Retail Holdings Inc., 5.350% due 3/15/12	359,777
	TOTAL CONSUMER DISCRETIONARY	2,393,824
CONSUMER STAPLES — 8.6%
Food & Staples Retailing — 4.3%
401,959	CVS Caremark Corp., Pass-Through Certificates, 6.943% due 1/10/30 (a)	307,698
25,973	CVS Corp., 5.789% due 1/10/26 (a)	20,612
	Wal-Mart Stores Inc.:
700,000	4.250% due 4/15/13	743,445
510,000	Notes, 5.800% due 2/15/18	558,430
	Total Food & Staples Retailing	1,630,185
Tobacco — 4.3%
1,000,000	Altria Group Inc., Senior Notes, 9.700% due 11/10/18	1,096,065
600,000	Reynolds American Inc., 6.750% due 6/15/17	525,419
	Total Tobacco	1,621,484
	TOTAL CONSUMER STAPLES	3,251,669
ENERGY — 26.8%
Energy Equipment & Services — 3.6%
800,000	Baker Hughes Inc., Senior Notes, 7.500% due 11/15/18	886,725
500,000	Transocean Inc., Senior Notes, 5.250% due 3/15/13	483,351
	Total Energy Equipment & Services	1,370,076
Oil, Gas & Consumable Fuels — 23.2%
115,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	96,084
1,320,000	BP Capital Markets PLC, Senior Notes, 5.250% due 11/7/13	1,403,724
500,000	ConocoPhillips, 6.500% due 2/1/39	499,673
750,000	Gazprom, Loan Participation Notes, Senior Notes, 6.510% due 3/7/22 (a)	461,250
1,540,000	Hess Corp., Senior Notes, 8.125% due 2/15/19	1,576,061
970,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	790,550
630,000	Kerr-McGee Corp., Notes, 6.950% due 7/1/24	502,422
	Kinder Morgan Energy Partners LP:
510,000	Medium-Term Notes, 6.950% due 1/15/38	484,192
725,000	Senior Notes, 5.950% due 2/15/18	694,013
1,307,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	1,043,779
	XTO Energy Inc., Senior Notes:
260,000	7.500% due 4/15/12	263,029
580,000	5.650% due 4/1/16	532,947
400,000	6.500% due 12/15/18	396,664
	Total Oil, Gas & Consumable Fuels	8,744,388
	TOTAL ENERGY	10,114,464
FINANCIALS — 25.1%
Capital Markets — 1.3%
1,210,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15 (a)(b)(c)(d)	72,600
320,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857%
	due 5/31/12 (b)(e)(f)	32
	Lehman Brothers Holdings Inc.:

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)		January 31, 2009

Face
Amount	Security	Value
Capital Markets — 1.3% (continued)
	Medium-Term Notes:
$180,000	6.750% due 12/28/17 (b)	$18
230,000	Senior Notes, 6.200% due 9/26/14 (b)	33,350
465,000	Subordinated Notes, 6.500% due 7/19/17 (b)	47
400,000	Morgan Stanley, 6.625% due 4/1/18	366,653
	Total Capital Markets	472,700
Commercial Banks — 6.9%
40,000	HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds, 6.071% due 6/30/14 (a)(e)(f)	6,757
200,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(e)(f)	95,395
780,000	RSHB Capital, Loan Participation Notes, 6.299% due 5/15/17 (a)	491,400
270,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(e)(f)	37,653
500,000	SunTrust Bank, 7.250% due 3/15/18	517,826
590,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (e)	393,764
235,000	Wachovia Corp., Senior Notes, 5.750% due 6/15/17	234,309
490,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	367,563
500,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(f)	470,425
	Total Commercial Banks	2,615,092
Consumer Finance — 3.9%
220,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)	72,781
	American Express Co.:
800,000	7.000% due 3/19/18	796,569
440,000	Subordinated Debentures, 6.800% due 9/1/66 (e)	254,815
160,000	Caterpillar Financial Services Corp., Senior Notes, 6.200% due 9/30/13	167,997
	GMAC LLC:
71,000	7.500% due 12/31/13 (a)	41,923
43,000	8.000% due 12/31/18 (a)	17,000
	SLM Corp., Medium-Term Notes:
30,000	5.000% due 10/1/13	22,853
170,000	5.625% due 8/1/33	105,030
	Total Consumer Finance	1,478,968
Diversified Financial Services — 8.7%
160,000	Bank of America Corp., 5.375% due 8/15/11	160,936
	Citigroup Inc.:
200,000	6.000% due 8/15/17	180,085
800,000	Notes, 6.875% due 3/5/38	719,917
120,000	Senior Notes, 6.500% due 8/19/13	114,771
420,000	Subordinated Notes, 5.000% due 9/15/14	340,155
	General Electric Capital Corp.:
500,000	Senior Notes, 5.625% due 5/1/18	461,893
500,000	Subordinated Debentures, 6.375% due 11/15/67 (e)	324,367
550,000	JPMorgan Chase & Co., Subordinated Notes, 6.125% due 6/27/17	524,303
	TNK-BP Finance SA:
345,000	7.500% due 7/18/16 (a)	219,075
100,000	Bonds, 7.500% due 7/18/16 (a)	63,500
	Senior Notes:
100,000	6.625% due 3/20/17 (a)	58,500
150,000	7.875% due 3/13/18 (a)	92,250
	Total Diversified Financial Services	3,259,752
Insurance — 1.9%
650,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	396,114

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2009

Face
Amount	Security	Value
Insurance — 1.9% (continued)
$480,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (e)	$317,145
	Total Insurance	713,259
Thrifts & Mortgage Finance — 2.4%
	Countrywide Financial Corp.:
200,000	1.686% due 3/24/09 (e)	199,733
505,000	6.250% due 5/15/16	466,351
250,000	Medium-Term Notes, 5.800% due 6/7/12	245,936
	Total Thrifts & Mortgage Finance	912,020
	TOTAL FINANCIALS	9,451,791
HEALTH CARE — 4.8%
Health Care Providers & Services — 2.1%
350,000	Cardinal Health Inc., Senior Bonds, 5.850% due 12/15/17	311,701
490,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	466,945
	Total Health Care Providers & Services	778,646
Pharmaceuticals — 2.7%
600,000	GlaxoSmithKline Capital Inc., 5.650% due 5/15/18	644,060
345,000	Wyeth, Notes, 5.950% due 4/1/37	369,398
	Total Pharmaceuticals	1,013,458
	TOTAL HEALTH CARE	1,792,104
MATERIALS — 4.0%
Chemicals — 1.0%
400,000	PPG Industries Inc., Senior Notes, 6.650% due 3/15/18	378,679
Metals & Mining — 3.0%
400,000	Alcoa Inc., Notes, 6.000% due 7/15/13	342,553
913,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	788,498
	Total Metals & Mining	1,131,051
	TOTAL MATERIALS	1,509,730
TELECOMMUNICATION SERVICES — 7.7%
Diversified Telecommunication Services — 6.3%
500,000	AT&T Inc., 6.300% due 1/15/38	490,007
220,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	227,771
390,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	332,370
	Verizon Communications Inc.:
60,000	5.500% due 2/15/18	58,669
30,000	6.100% due 4/15/18	30,484
1,000,000	Senior Notes, 8.950% due 3/1/39	1,235,420
	Total Diversified Telecommunication Services	2,374,721
Wireless Telecommunication Services — 1.4%
200,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	183,236
435,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	348,222
	Total Wireless Telecommunication Services	531,458
	TOTAL TELECOMMUNICATION SERVICES	2,906,179
UTILITIES — 6.1%
Electric Utilities — 5.1%
390,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	406,098
240,000	Exelon Corp., Bonds, 5.625% due 6/15/35	180,818
430,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	401,828
	Pacific Gas & Electric Co.:
310,000	First Mortgage Bonds, 6.050% due 3/1/34	317,961

See Notes to Schedule of Investments.

SMASh Series C Portfolio

Schedule of Investments (unaudited) (continued)		January 31, 2009

Face
Amount	Security	Value
Electric Utilities — 5.1% (continued)
$580,000	Senior Notes, 5.625% due 11/30/17	$600,579
	Total Electric Utilities	1,907,284
Independent Power Producers & Energy Traders — 0.1%
50,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	18,019
Multi-Utilities — 0.9%
350,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	355,833
	TOTAL UTILITIES	2,281,136
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $39,189,411)	33,700,897
SOVEREIGN BOND — 1.6%
Russia — 1.6%
640,920	Russian Federation, 7.500% due 3/31/30 (a)
	(Cost - $727,470)	599,190
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $39,916,881)	34,300,087
SHORT-TERM INVESTMENTS — 11.4%
U..S. Government Agency — 1.3%
514,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.200% -
	0.351% due 5/18/09 (g)(h)(i)
	(Cost - $513,639)	513,543
Repurchase Agreements — 10.1%
1,866,000	Interest in 1,866,000 joint tri-party repurchase agreement dated 1/30/09 with
	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.210% due 2/2/09; Proceeds
	at maturity - $1,866,033; (Fully collateralized by U.S. government agency
	obligation, 0.000% due 11/16/09; Market value - $1,903,320)	1,866,000
1,934,000	Morgan Stanley tri-party repurchase agreement dated 1/30/09, 0.170% due
	2/2/09; Proceeds at maturity - $1,934,027; (Fully collateralized by U.S.
	government agency obligation, 5.700% due 3/27/23; Market value -
	$1,972,680)	1,934,000
	Total Repurchase Agreements
	(Cost — $3,800,000)	3,800,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $4,313,639)	4,313,543
	TOTAL INVESTMENTS — 102.5% (Cost — $44,230,520#)	38,613,630
	Liabilities in Excess of Other Assets — (2.5)%	(947,768)
	TOTAL NET ASSETS — 100.0%	$37,665,862

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is currently in default.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: GMAC - General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

SMASh Series C Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$38,613,630	-	$38,541,030	$72,600
Other Financial
Instruments*	543,551	$543,551	-	-
Total	$39,157,181	$543,551	$38,541,030	$72,600

* Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of October 31, 2008	$48,400
Accrued Premiums/Discounts	-
Realized Gain (Loss)	-
Change in unrealized appreciation
(depreciation)	24,200
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of January 31, 2009	$72,600

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates, as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate, serve as an indicator of the current status of the payment/performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Credit and Market Risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation					$922,236
Gross unrealized depreciation					(6,539,126)
Net unrealized depreciation					$(5,616,890)

At January 31, 2009, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain
Contracts to Buy:
U.S. Treasury 5 Year Notes	3	3/09	$344,921	$354,516	$9,595
Contracts to Sell:
U.S. Treasury 10 Year Notes	215	3/09	$26,908,409	$26,374,453	$533,956
Net Unrealized Gain on Open Futures Contracts					$543,551

At January 31, 2009, the Portfolio had the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

			PERIODIC		UPFRONT
			PAYMENTS		PREMIUMS
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	RECEIVED BY	MARKET	PAID/	UNREALIZED
(REFERENCE ENTITY)	AMOUNT(2)	DATE	THE FUND‡	VALUE(3)	(RECEIVED)	DEPRECIATION
Barclay's Capital Inc.			0.350%
(CDX North America Crossover Index)	$976,000	6/20/12	quarterly	$(56,637)	$(12,141)	$(44,496)
Barclay's Capital Inc. (CDX North			0.600%
America Crossover Index)	4,880,000	12/20/12	quarterly	(276,771)	(118,801)	(157,970)
Net unrealized depreciation on sales of credits default swaps on credit indices						$(202,466)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
‡	Percentage shown is an annual percentage rate.

3. Recent Accounting Pronouncement

In March 2008, Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 24, 2009